CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (25,905)	$ (22,964)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	2,267	1,133
Depreciation	512	462
Stock-based compensation	4,808	4,803
Unrealized gain on foreign currency transactions	(589)	(162)
Interest on convertible notes		134
Accretion on marketable securities	(6)
Amortization/accretion on long-term assets and liabilities, net	(4)
Change in the fair value of warrants	1,466	(3,538)
Loss on change in estimated fair value of convertible promissory notes		1,215
Gain on extinguishment of debt	(297)
Gain on extinguishment of preferred stock warrant	(157)
(Gain) loss on change in estimated fair value of tranche rights	(256)	418
Deferred tax benefit on intangible asset (see Note 9)	1,810	(5,783)
Changes in operating assets and liabilities:
Account receivables	(729)
Grants receivable	(6,779)	(205)
Prepaid expenses and other current assets	(3,281)	(1,740)
Inventories	(3,928)	(769)
Other assets	(3,583)	(1,183)
Accounts payable	4,102	1,277
Accrued expenses and other current liabilities	151	866
Deferred income	8,242	(69)
Other long-term liabilities	165	1,993
Net cash used in operating activities	(21,991)	(24,112)
Cash flows from investing activities:
Purchases of property and equipment	(32,212)	(10,487)
Acquisition of intangible asset (see Note 11)		(4,374)
Purchases of marketable securities	(23,993)
Net cash provided by (used in) investing activities	(56,205)	(14,861)
Cash flows from financing activities:
Principle repayment of notes payable	(192)	(198)
Proceeds from issuance of convertible promissory notes to stockholders		10,800
Proceeds from issuance of promissory notes (net of issuance costs of $751 and $102, respectively)	28,939	3,026
Proceeds from issuance of redeemable convertible preferred stock (net of issuance costs of $329 and $289, respectively)	48,815	49,158
Proceeds from exercise of share-based awards	12
Proceeds from issuance of noncontrolling interest	11,349
Net cash provided by financing activities	88,923	62,786
Effect of exchange rates on cash	1,643	57
Net (decrease) increase in cash	12,370	23,870
Cash and cash equivalents at beginning of year	35,774	11,904
Cash and cash equivalents at end of year	48,144	35,774
Noncash investing and financing activities:
Acquisition of intangible asset included in accrued expense, warrant liabilities and long-term liabilities (see Note 11)		12,821
Purchases of property and equipment included in accounts payable and accrued expense	1,818	1,592
Conversion of convertible promissory notes and accrued interest into redeemable convertible preferred stock		12,148
Supplemental cash flow information:
Right-of-use assets acquired under operating leases		2,802
Interest paid on notes payable	$ 274	$ 4